Non-cash operating items - Changes in Non-Cash Operating Items (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure Changes In Non Cash Operating Items [Abstract]
Accounts receivable	$ 63,721	$ 50,264	$ 33,975	$ 56,946
Fuel and natural gas in storage	(12,043)	(7,951)	5,929	3,059
Supplies and consumables inventory	(1,283)	(13,164)	(4,386)	(20,958)
Income taxes recoverable	(1,002)	(1,270)	(1,167)	(1,889)
Prepaid expenses	(8,014)	3,104	(9,043)	(7,344)
Accounts payable	(5,002)	7,833	(44,332)	(63,337)
Accrued liabilities	(22,062)	(4,472)	(91,420)	(40,039)
Current income tax liability	773	(2,379)	5,625	1,716
Asset retirements and environmental obligations	(72)	(127)	(531)	(699)
Net regulatory assets and liabilities	(66,845)	20,731	(334,996)	15,916
Changes in non-cash operating items	$ (51,829)	$ 52,569	$ (440,346)	$ (56,629)